Effects of Foreign Currency Forward Contracts Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $)
In Thousands, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other income (expense)	$ 20	$ 3,218	$ 2,422